Consolidated statement of income (Parenthetical) - CAD ($) $ in Billions	3 Months Ended			6 Months Ended
	Apr. 30, 2025	Jan. 31, 2025	Apr. 30, 2024	Apr. 30, 2025	Apr. 30, 2024
Profit or loss [abstract]
Interest income calculated based on effective interest method	$ 10.7	$ 11.5	$ 11.9	$ 22.3	$ 23.9